UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Attara Capital LP

Address:   767 Fifth Avenue, 12th Floor
           New York, NY 10153


Form 13F File Number: 028-13752


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David M. Slager
Title:  Founder and Chairman
Phone:  212-256-8419

Signature,  Place,  and  Date  of  Signing:

/s/ David M. Slager                New York, NY                       5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $      706,604
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN COMMERCIAL LINES    COM PAR $0.01   025195405    9,433   375,829 SH  X    SOLE       NONE       375,829      0    0
ARCH COAL INC                COM             039380100    6,636   290,412 SH  X    SOLE       NONE       290,412      0    0
ASSURED GUARANTY LTD         COM             G0585R106    5,955   271,064 SH  X    SOLE       NONE       271,064      0    0
CAPLEASE INC                 COM             140288101    1,849   333,100 SH  X    SOLE       NONE       333,100      0    0
CBL & ASSOC PPTYS INC        COM             124830100    4,720   344,503 SH  X    SOLE       NONE       344,503      0    0
CEDAR SHOPPING CTRS INC      COM NEW         150602209      106    13,400 SH  X    SOLE       NONE        13,400      0    0
CITIGROUP INC                COM             172967101   19,950 4,925,905 SH  X    SOLE       NONE     4,925,905      0    0
CITIGROUP INC                UNIT 99/99/9999 172967416   15,346   125,909 SH  X    SOLE       NONE       125,909      0    0
COCA COLA CO                 COM             191216100   11,154   202,800 SH  X    SOLE       NONE       202,800      0    0
COCA COLA ENTERPRISES INC    COM             191219104    5,045   182,400 SH  X    SOLE       NONE       182,400      0    0
COMPANHIA DE SANEAMENTO BASI SPONSORED ADR   20441A102    8,153   221,557 SH  X    SOLE       NONE       221,557      0    0
CONOCOPHILLIPS               CALL            20825C104  112,922 2,206,800 SH  X    SOLE       NONE     2,206,800      0    0
DEVELOPERS DIVERSIFIED RLTY  COM             251591103    1,384   113,700 SH  X    SOLE       NONE       113,700      0    0
ENTERTAINMENT PPTYS TR       COM SH BEN INT  29380T105      531    12,900 SH  X    SOLE       NONE        12,900      0    0
FIRST INDUSTRIAL REALTY TRUS COM             32054K103    2,822   363,700 SH  X    SOLE       NONE       363,700      0    0
FOREST CITY ENTERPRISES INC  CL A            345550107   15,864 1,100,911 SH  X    SOLE       NONE     1,100,911      0    0
GFI GROUP INC                COM             361652209    1,239   214,310 SH  X    SOLE       NONE       214,310      0    0
GLIMCHER RLTY TR             SH BEN INT      379302102    1,705   336,212 SH  X    SOLE       NONE       336,212      0    0
GOLDMAN SACHS GROUP INC      COM             38141G104   24,810   145,400 SH  X    SOLE       NONE       145,400      0    0
INTERNATIONAL BUSINESS MACHS COM             459200101    6,470    50,445 SH  X    SOLE       NONE        50,445      0    0
ISTAR FINL INC               COM             45031U101    4,553   992,000 SH  X    SOLE       NONE       992,000      0    0
JPMORGAN CHASE & CO          *W EXP10/28/201 46634E114      423    27,500 SH  X    SOLE       NONE        27,500      0    0
KRAFT FOODS INC              CL A            50075N104   11,476   379,508 SH  X    SOLE       NONE       379,508      0    0
LAS VEGAS SANDS CORP         COM             517834107   18,328   866,572 SH  X    SOLE       NONE       866,572      0    0
LAS VEGAS SANDS CORP         CALL            517834107   10,501   496,500 SH  X    SOLE       NONE       496,500      0    0
LEXINGTON REALTY TRUST       COM             529043101    4,054   622,800 SH  X    SOLE       NONE       622,800      0    0
MASTERCARD INC               CL A            57636Q104   14,834    58,402 SH  X    SOLE       NONE        58,402      0    0
MBIA INC                     COM             55262C100   15,146 2,415,600 SH  X    SOLE       NONE     2,415,600      0    0
MECHEL OAO                   SPONSORED ADR   583840103   21,470   755,462 SH  X    SOLE       NONE       755,462      0    0
MGIC INVT CORP WIS           COM             552848103   17,970 1,638,100 SH  X    SOLE       NONE     1,638,100      0    0
MGM MIRAGE                   COM             552953101    6,936   578,000 SH  X    SOLE       NONE       578,000      0    0
NATIONAL FINL PARTNERS CORP  COM             63607P208   24,685 1,750,695 SH  X    SOLE       NONE     1,750,695      0    0
NYSE EURONEXT                COM             629491101   31,670 1,069,573 SH  X    SOLE       NONE     1,069,573      0    0
NYSE EURONEXT                CALL            629491101   27,676   934,700 SH  X    SOLE       NONE       934,700      0    0
OWENS ILL INC                COM NEW         690768403   27,814   782,610 SH  X    SOLE       NONE       782,610      0    0
PARTNERRE LTD                COM             G6852T105    2,224    27,900 SH  X    SOLE       NONE        27,900      0    0
PATRIOT COAL CORP            COM             70336T104   19,294   943,000 SH  X    SOLE       NONE       943,000      0    0
PENNSYLVANIA RL ESTATE INVT  SH BEN INT      709102107    2,733   219,200 SH  X    SOLE       NONE       219,200      0    0
PFIZER INC                   COM             717081103    1,222    71,259 SH  X    SOLE       NONE        71,259      0    0
PFIZER INC                   CALL            717081103   34,336 2,002,100 SH  X    SOLE       NONE     2,002,100      0    0
PHOENIX COS INC NEW          COM             71902E109    5,382 2,223,872 SH  X    SOLE       NONE     2,223,872      0    0
RADIAN GROUP INC             COM             750236101   22,609 1,445,591 SH  X    SOLE       NONE     1,445,591      0    0
RAMCO-GERSHENSON PPTYS TR    COM SH BEN INT  751452202      388    34,500 SH  X    SOLE       NONE        34,500      0    0
RENAISSANCERE HOLDINGS LTD   COM             G7496G103    2,963    52,200 SH  X    SOLE       NONE        52,200      0    0
SCIENTIFIC GAMES CORP        CL A            80874P109    7,231   513,588 SH  X    SOLE       NONE       513,588      0    0
SOTHEBYS                     COM             835898107   24,269   780,601 SH  X    SOLE       NONE       780,601      0    0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A        848574109   24,851 1,062,900 SH  X    SOLE       NONE     1,062,900      0    0
TESORO CORP                  COM             881609101    9,512   684,295 SH  X    SOLE       NONE       684,295      0    0
U S G CORP                   COM NEW         903293405    4,366   254,421 SH  X    SOLE       NONE       254,421      0    0
VALERO ENERGY CORP NEW       COM             91913Y100    7,656   388,614 SH  X    SOLE       NONE       388,614      0    0
VALERO ENERGY CORP NEW       CALL            91913Y100   19,745 1,002,300 SH  X    SOLE       NONE     1,002,300      0    0
VERISIGN INC                 COM             92343E102   24,193   930,158 SH  X    SOLE       NONE       930,158      0    0
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